Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments under Operating Leases [Abstract]
Not later than 1 year	$ 284,279
Between 1 to 2 years	79,200
Between 2 to 5 years	158,400
Total lease payments	521,879
Less: imputed interest	(43,260)
Total operating lease liabilities, net of interest	$ 478,619	$ 510,464